Note 1 - Nature of the Business	9 Months Ended
Sep. 30, 2015
Notes to Financial Statements
Nature of Operations [Text Block]
1.	Nature of the Business

SANUWAVE Health, Inc. and subsidiaries (the “Company”) is a shockwave technology company using a patented system of noninvasive, high-energy, acoustic shockwaves for regenerative medicine and other applications. The Company’s initial focus is regenerative medicine – utilizing noninvasive, acoustic shockwaves to produce a biological response resulting in the body healing itself through the repair and regeneration of tissue, musculoskeletal and vascular structures. The Company’s lead regenerative product in the United States is the dermaPACE
®
device, which is in a supplemental Phase III clinical study for treating diabetic foot ulcers.

The Company’s portfolio of healthcare products and product candidates activate biologic signaling and angiogenic responses, including new vascularization and microcirculatory improvement, helping to restore the body’s normal healing processes and regeneration. The Company intends to apply its Pulsed Acoustic Cellular Expression (PACE
®
) technology in wound healing, orthopedic, plastic/cosmetic and cardiac conditions. Revenues are from sales of the European Conformity Marking (“CE Mark”) devices and accessories in Europe, Canada, Asia and Asia/Pacific.

In addition, there are license/partnership opportunities for the Company’s shockwave technology for non-medical uses, including energy, water, food and industrial markets.